Amortization of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amortization of Intangible Assets Details
Finite-Lived Intangible Asset, Useful Life	$ 3
Amortization of Intangible Assets	$ 2,309	$ 2,308